Segment Information, Geographic Data, and Significant Customers (Details) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Segment Information, Geographic Data, and Significant Customers (Details) [Line Items]
Number of Operating Segments												1
Revenues	$ 1,733,908	$ 490,465	$ 389,547	$ 246,248	$ 178,487	$ 316,177	$ 176,608	$ 20,158	$ 73,233	$ 3,139,421	$ 424,735	$ 1,304,747	$ 586,176
Japan [Member]
Segment Information, Geographic Data, and Significant Customers (Details) [Line Items]
Revenues												647,000
China [Member]
Segment Information, Geographic Data, and Significant Customers (Details) [Line Items]
Revenues												$ 330,000